OIL AND NATURAL GAS PROPERTIES (Details Narrative)					1 Months Ended				12 Months Ended
	Oct. 31, 2024 USD ($) a	Dec. 29, 2023 USD ($)	Nov. 10, 2023 USD ($) a	Oct. 16, 2023 USD ($)	Sep. 30, 2024 USD ($) a	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) a	Oct. 31, 2024 USD ($) a	Oct. 31, 2023 USD ($)	Feb. 28, 2023 a	May 27, 2022 USD ($) a
Property, Plant and Equipment [Line Items]
Exploration costs									$ 177,416	$ 251,743
Capitalized costs									1,200,000	4,100,000
Long-term purchase commitment, amount							$ 200,000
Long-term purchase commitment, description							the effective date for exclusive rights to the option to purchase 80% of the 100% Before Project Payout Working Interest
Purchase option paid amount						$ 25,000
McCool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Payment of execution				$ 100,000			$ 100,000
Obligation to pay				400,000			400,000			400,000
Payment for restarting production operation				$ 284,000			284,000
Obligation for remainder of the period							116,000			$ 116,000
Option Pay Two Initial Payment [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount							12,500
Final Subsequent Payment [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount							$ 175,000
Default final payment of option						$ 175,000
ARLO Agreement [Member]
Property, Plant and Equipment [Line Items]
Area of land | a			960
Percentage of interest of leases			20.00%
Payments to acquire loans and lease			$ 2,000,000
ARLO Agreement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire loans and lease			$ 500,000
Amended AR Agreement [Member]
Property, Plant and Equipment [Line Items]
Amount agreed to fund		$ 200,000
Amended ARLO Agreement [Member]
Property, Plant and Equipment [Line Items]
Area of land | a					960
Percentage of interest of leases		2.00%			17.75%
Total purchase price of lease		$ 500,000
Lease payments									$ 225,000
Percentage of interest to acquire infrastructure	2.25%								2.25%
Stock Issued During Period, Value, Stock Options Exercised					$ 1,775,000
Working interest percentage					17.75%
Proceeds from Stock Options Exercised					$ 1,775,000
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Working interest							21.91832%			21.91832%
Trio LLC [Member] | McCool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Working interest				21.91832%			21.91832%			21.91832%
First Lease [Member]
Property, Plant and Equipment [Line Items]
Area of land | a												8,417
Non refundable payment												$ 252,512
Second Lease [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	160								160
Delay rental payments	$ 30								$ 30
Group One [Member]
Property, Plant and Equipment [Line Items]
Area of land | a											360
Lease term											20 years
Payments for rent								$ 25
Group Two [Member]
Property, Plant and Equipment [Line Items]
Area of land | a								307.75
Lease term								20 years
Payments for rent								$ 30
Parcel 1 [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	480								480
Parcel 2 [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	320								320
Parcel 1 and 2 [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	800								800